Inventories (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories
Crude oil	$ 5,971,109	$ 3,305,965
Fuels and petrochemicals	3,241,154	2,845,486
Materials for goods production	2,667,771	2,246,761
Inventories, net	$ 11,880,034	$ 8,398,212